EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

SUPPLEMENT DATED AUGUST 14, 2008 TO THE PROSPECTUS DATED MAY 1, 2008

This Supplement updates the above-referenced Prospectus relating to the All Asset Allocation Portfolio (“Portfolio”) of EQ Advisors Trust (the “Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding additional Underlying ETFs for the Portfolio.

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Effective September 1, 2008, AXA Equitable Life Insurance Company (“AXA Equitable”), as the Investment Manager of the Trust, will add the following to the list of Alternative Investments in which the Portfolio may invest:

iShares S&P Global Clean Energy Index Fund

iShares S&P Global Infrastructure Index Fund

iShares S&P Global Nuclear Energy Index Fund

iShares S&P Global Timber and Forestry Index Fund

The following Risks are added to the section titled “More Information on Risks and Benchmarks and the Underlying Portfolios and Underlying ETFs- Risks-Risks of Alternative Investments”:

Energy Sector Risk: The energy sector is cyclical and highly dependent on commodities prices, and the market values of companies in the energy sector are strongly affected by the levels and volatility of global energy prices, capital expenditures on exploration and production, energy conservation efforts, exchange rates and technological advances. Companies in this sector are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings, and a significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this industry. Energy companies also face a significant risk of civil liability from accidents resulting in injury or loss of life or property, pollution or other environmental mishaps, equipment malfunctions or mishandling of materials and a risk of loss from terrorism and natural disasters. Any such event could have serious consequences for the general population of the area affected and result in a material adverse impact to the Underlying ETF’s portfolio companies and the performance of the Underlying ETF.

Reliance on Trading Partners Risk: The economies of many countries in which the Underlying ETF invests are highly dependent on trade with certain key trading partners. Reduction in spending on products and services by these key trading partners, institution of tariffs or other trade barriers or a slowdown in the economies of key trading partners may adversely affect the performance of any company in which the Underlying ETF invests and have a material adverse effect on the Underlying ETF’s performance.

Structural Risks: Certain countries in which the Underlying ETF invests have experience currency devaluations, substantial rates of inflation or economic recessions, causing a negative effect on their economies and securities markets.

Timber and Forestry Risk: The timber and forestry industry is highly cyclical and the market value of companies engaged in the ownership, management or upstream supply chain of forests and timberlands is strongly affected by changes in international economic conditions, interest rates, changing demographics, weather cycles and environmental conditions. For example, the volume and value of timber that can be harvested from timberlands is limited by natural disasters, fire, volcanic eruptions, insect infestation, disease, ice storms, wind storms, flooding and other events and weather conditions and changes in climate conditions could intensify the effects of any of these factors. Many companies in the timber and forestry industry do not insure against damages to their timberlands. Companies in this industry are also subject to stringent federal, state and local environmental, health and safety laws and regulations.

Trading Risk: While the creation/redemption feature of the Underlying ETF is designed to make it likely that shares of the Underlying ETF will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.

Utilities Sector Risk: The utilities sector in general is subject to significant governmental regulation and review, which may result in limitations or delays with regard to changes in the rates that companies in this sector charge their customers. Other risk factors that may affect utility companies include the risk of increases in fuel and other operating cost; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and safety regulations; difficulties in obtaining natural gas or other key inputs; risks related to the construction and operation of power plants; the effects of energy conservation and the effects of regulatory changes. Any of these factors could result in a material adverse impact on the Underlying ETF’s portfolio securities and the performance of the Underlying ETF.

The following Risk is added to the section titled “More Information on Risks and Benchmarks and the Underlying Portfolios and Underlying ETFs - Risks-Risks of Alternative Investments - Market Trading Risks:”

Risks of Secondary Listings: The shares of an Underlying ETF may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Underlying ETF’s primary listing is maintained. There can be no assurance that the Underlying ETF’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Underlying ETF’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

The following Underlying ETFs are added to the section titled “More Information on Risks and Benchmarks and the Underlying Portfolios and Underlying ETFs - Information Regarding the Underlying Portfolios and Underlying ETFs - Alternative Investments”:

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares S&P Global Clean Energy Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Clean Energy Index.	The ETF is designed to track performance of approximately 30 of the most liquid and tradable global companies which represent the listed clean energy universe. The Index includes clean energy production companies and clean energy equipment and technology providers and the ETF will be concentrated in the clean energy industry. For these purposes, the “clean energy” universe includes biofuel and biomass, ethanol and fuel alcohol, geothermal energy, hydroelectricity, solar and wind energy.

•        Asset Class Risk

•        Concentration Risk

•        Currency Risk

•        Custody Risk

•        Emerging Markets Risk

•        Energy Sector Risk

•        Foreign Securities Risks

•        Geographic Risk

•        Issuer Risk

•        Legal Enforcement of Shareholder Rights Risk

•        Management Risk

•        Market Risk

•        Market Trading Risks

•        Non-Diversification Risk

•        Passive Investment Risk

•        Reliance on Trading Partners Risk

•        Secondary Market Trading Risk

•        Security Risk

•        Small-Capitalization Companies Risk

•        Structural Risks

•        Tracking Error Risk

•        Trading Risk

•        Valuation Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares S&P Global Infrastructure Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Infrastructure Index.	The ETF is designed to track performance of the stocks of large infrastructure companies around the world. The Index includes companies involved in utilities, energy and transportation infrastructure, such as the management or ownership of oil and gas storage and transportation; airport services; highways and rail tracks; marine ports and services; and electric, gas and water utilities. As of May 31, 2008, each of the Index’s constituents had a minimum market capitalization of $482 million.

•        Asset Class Risk

•        Concentration Risk

•        Currency Risk

•        Custody Risk

•        Emerging Markets Risk

•        Energy Sector Risk

•        Foreign Securities Risks

•        Geographic Risk

•        Industrial Sectors Risk

•        Issuer Risk

•        Legal Enforcement of Shareholder Rights Risk

•        Management Risk

•        Market Risk

•        Market Trading Risks

•        Non-Diversification Risk

•        Passive Investment Risk

•        Security Risk

•        Tracking Error Risk

•        Utilities Sector Risk

•        Valuation Risk

iShares S&P Global Nuclear Energy Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Nuclear Energy Index.	The ETF is designed to track the performance of the companies that S&P deems to be part of the nuclear energy related businesses that meet investability requirements and provide liquid exposure to publicly listed companies in the global nuclear energy business from both developed and emerging markets. The Fund will concentrate its investments in nuclear materials, equipment and services and nuclear energy generation industries to approximately the same extent as the Index.

•        Asset Class Risk

•        Concentration Risk

•        Currency Risk

•        Custody Risk

•        Emerging Markets Risk

•        Energy Sector Risk

•        Foreign Securities Risks

•        Issuer Risk

•        Legal Enforcement of Shareholder Rights Risk

•        Management Risk

•        Market Risk

•        Market Trading Risks

•        Non-Diversification Risk

•        Passive Investment Risk

•        Reliance on Trading Partners Risk

•        Secondary Market Trading Risk

•        Security Risk

•        Small-Capitalization Companies Risk

•        Structural Risks

•        Tracking Error Risk

•        Trading Risk

•        Valuation Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares S&P Global Timber and Forestry Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Timber and Forestry Index.	The ETF is designed to track the performance of the companies that S&P deems to be part of the timber and forestry industry and that S&P believes are important to global markets. The Fund will concentrate its investments in forest products companies, timber real estate investment trusts (“REITS”), paper products companies, paper packaging companies and agricultural products companies to approximately the same extent as the Index.

•        Asset Class Risk

•        Concentration Risk

•        Currency Risk

•        Custody Risk

•        Emerging Markets Risk

•        Foreign Securities Risks

•        Geographic Risk

•        Issuer Risk

•        Legal Enforcement of Shareholder Rights Risk

•        Management Risk

•        Market Risk

•        Market Trading Risks

•        Non-Diversification Risk

•        Passive Investment Risk

•        Reliance on Trading Partners Risk

•        Secondary Market Trading Risk

•        Security Risk

•        Small-Capitalization Companies Risk

•        Structural Risks

•        Timber and Forestry Risk

•        Tracking Error Risk

•        Trading Risk

•        Valuation Risk